Provision For Income Taxes And Deferred Income Taxes - Summary of Deferred Tax Assets Not Recognized Deductible Temporary Differences (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Unrecognized deductible temporary differences	$ 107,739	$ 4,881
Canadian non-capital losses carried forward [member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Unrecognized deductible temporary differences	55,552	1,677
Canadian capital losses carried forward [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Unrecognized deductible temporary differences	0	809
U.S. non-capital losses carried forward [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Unrecognized deductible temporary differences	7,637	0
California non-capital losses carried forward [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Unrecognized deductible temporary differences	25,864	0
U.S. and California amortization of intangible assets [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Unrecognized deductible temporary differences	1,763	0
Capital raise expenses [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Unrecognized deductible temporary differences	10,375	2,332
Other [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Unrecognized deductible temporary differences	$ 6,548	$ 63